ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE	9. ACCOUNTS RECEIVABLE

	2022	2021
Trade	$551.6	$479.3
Other	67.5	51.1
	$619.1	$530.4